Commitments - Summary of Aged Analysis of Contracted Expenditures for Aircraft, Engines and Flight Equipment (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of capital commitments [Line Items]
Capital commitments	¥ 78,069	¥ 94,810
Aircrafts, engines and flight equipment, owned [member]
Disclosure of capital commitments [Line Items]
Capital commitments	70,998	87,030
Aircrafts, engines and flight equipment, owned [member] | Less than 1 year [member]
Disclosure of capital commitments [Line Items]
Capital commitments	29,187	28,322
Aircrafts, engines and flight equipment, owned [member] | 1 to 2 years [member]
Disclosure of capital commitments [Line Items]
Capital commitments	24,735	27,516
Aircrafts, engines and flight equipment, owned [member] | In the third year [member]
Disclosure of capital commitments [Line Items]
Capital commitments	11,809	19,273
Aircrafts, engines and flight equipment, owned [member] | In the fourth year [member]
Disclosure of capital commitments [Line Items]
Capital commitments	4,674	7,829
Aircrafts, engines and flight equipment, owned [member] | Over four years [member]
Disclosure of capital commitments [Line Items]
Capital commitments	¥ 593	¥ 4,090